BORROWINGS - Narrative (Details) $ in Billions	12 Months Ended
Dec. 31, 2024 USD ($)
Global intermodal logistics operation
Disclosure of detailed information about borrowings [line items]
Acquisitions	$ 0.8
Non-recourse borrowings (current and non-current)
Disclosure of detailed information about borrowings [line items]
Incremental net borrowings	2.1
Non-recourse borrowings	$ 1.2